Proposed Public Offering	Mar. 08, 2021
Disclosure of Proposed Public Offering [Abstract]
Proposed Public Offering
Note 3. Proposed public offering
Pursuant to the Proposed Public Offering, the Company will offer for sale 20,000,000 shares of Class A common stock (or 23,000,000 shares of Class A common stock if the underwriter’s over-allotment option is exercised in full) at a purchase price of $10.00 per share.